Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
CIK	dei_EntityCentralIndexKey	0000858372
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 26, 2019
Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2019
Prospectus Date	rr_ProspectusDate	Aug. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A